Vanguard International High Dividend Yield Index Fund Fees and Expenses - ETF Prospectus [Member] - Vanguard International High Dividend Yield Index Fund	Jan. 31, 2026
Prospectus [Line Items]
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses <br/>(Expenses that you pay each year as a percentage of the value of your investment)Annual Fund Operating Expenses <br/>(Expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	ExampleExamples
Expense Example Narrative [Text Block]	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.You would pay the following expenses if you did not redeem your shares (the difference being that the Fund’s 0.25% redemption fee would not apply to any of the following periods, as it would to those in the preceding example):
Expense Example, No Redemption Narrative [Text Block]	You would pay the following expenses if you did not redeem your shares (the difference being that the Fund’s 0.25% redemption fee would not apply to any of the following periods, as it would to those in the preceding example):
Expense Example Closing [Text Block]	This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.